EMPLOYEE RETIREMENT BENEFITS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2017
EMPLOYEE RETIREMENT BENEFITS
Employee benefit contributions	$ 124,667	$ 103,173